Interests in Other Entities - Schedule of Subsidiaries With Significant Non-Controlling Interests (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	£ 19	£ 19	£ 22
Accumulated non-controlling interests of the subsidiary	162	160
Total assets	292,332	281,702	283,372
Total liabilities	276,396	265,685	267,463
Profit for the year	471	733	1,146
Total comprehensive income for the year	211	395	£ 1,549
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	19	19
Accumulated non-controlling interests of the subsidiary	162	160
Dividends paid to non-controlling interests	15	12
Total assets	3,451	3,228
Total liabilities	3,127	2,905
Profit for the year	38	40
Total comprehensive income for the year	£ 33	£ 40